Related-party transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Dividends from equity accounted units	$ 1,070	$ 1,067	$ 610
Investments in equity accounted units	5,881	4,837
Loans to equity accounted units	800	509
Investment in equity accounted units (EAUs)
Disclosure of transactions between related parties [Line Items]
Purchases from equity accounted units	(1,029)	(874)	(1,163)
Sales to equity accounted units	1,062	684	349
Dividends from equity accounted units	1,070	1,067	610
Net funding of equity accounted units	(669)	(784)	(144)
Investments in equity accounted units	5,881	4,837	4,407
Loans to equity accounted units	842	534	0
Loans related to equity accounted units	0	0	100
Trade and other receivables: related to equity accounted units	318	221	189
Trade and other payables: related to equity accounted units	$ (266)	$ (209)	$ (206)